INTANGIBLE ASSETS AND GOODWILL - Intangible Assets and Goodwill by Segment (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Goodwill	CAD 3,871	CAD 2,097
Intangible Assets	843	737
Total	4,714	2,834
Operating segments | Conventional Pipelines
Disclosure of operating segments [line items]
Goodwill	453	453
Intangible Assets	175	188
Total	628	641
Operating segments | Oil Sands & Heavy Oil
Disclosure of operating segments [line items]
Goodwill	28	28
Intangible Assets	6	6
Total	34	34
Operating segments | Gas Services
Disclosure of operating segments [line items]
Goodwill	176	176
Intangible Assets	62	66
Total	238	242
Operating segments | Midstream
Disclosure of operating segments [line items]
Goodwill	1,440	1,440
Intangible Assets	433	459
Total	1,873	1,899
Operating segments | Veresen
Disclosure of operating segments [line items]
Goodwill	1,774	0
Intangible Assets	147	0
Total	1,921	0
Corporate
Disclosure of operating segments [line items]
Goodwill	0	0
Intangible Assets	20	18
Total	CAD 20	CAD 18